Short-Term Debt	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Short-term Debt [Text Block]
Note 12.	Short-Term Debt

In 2011 and 2012, short-term debt consisted of bank loans with interest rates per annum that ranged from 0.45% to 0.70% and 0.42% to 0.57%, respectively, and cash totaling $84,200 thousand and $73,000 thousand are pledged as collateral, respectively.

As of December 31, 2012, unused credit lines amounted to $167,988 thousand, which expire between January 2013 and December 2013. Among which, $6,887 thousand expired in January 2013.